UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
     Officer, Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Country                                                          Par   Short-Term Securities                             Value
----------------------------------------------------------------------------------------------------------------------------------
Hungary - 12.1%         Foreign Commercial      HUF    2,461,000,000   Hungarian Treasury Bill, 7.098% due
                        Paper** - 12.1%                                4/09/2008 (a)                                 $  14,884,338
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities in Hungary           14,884,338
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 11.4%          Foreign Commercial      MXN      149,991,200   Mexican Cetes Treasury Bill, 7.259% due
                        Paper** - 11.4%                                4/28/2008                                        14,014,861
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities in Mexico            14,014,861
----------------------------------------------------------------------------------------------------------------------------------
South Africa - 10.1%    Foreign Commercial      ZAR       45,000,000   South Africa Government Bond Series 196,
                        Paper** - 10.1%                                10% due 2/28/2009                                 5,519,974
                                                          57,000,000   South African Treasury Bill, 10.314% due
                                                                       6/18/2008                                         6,879,290
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities in South Africa      12,399,264
----------------------------------------------------------------------------------------------------------------------------------
Turkey - 10.3%          Foreign Commercial      TRY       17,000,000   Turkey Government Bond, 15.371% due
                        Paper** - 10.3%                                4/09/2008                                        12,696,807
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities in Turkey            12,696,807
----------------------------------------------------------------------------------------------------------------------------------
United States - 63.0%   U.S. Government Agency  USD       17,100,000   Federal Home Loan Bank, 2.783% due
                        Obligations** - 61.7%                          4/04/2008 (a)                                    17,097,435
                                                          10,200,000   Federal Home Loan Bank, 4.077% due
                                                                       4/09/2008                                        10,195,920
                                                          24,300,000   Federal Home Loan Bank, 3.545% due
                                                                       6/06/2008 (a)                                    24,210,017
                                                           2,500,000   Federal Home Loan Bank, 2.58% due
                                                                       7/15/2008                                         2,501,163
                                                          11,840,000   Federal Home Loan Bank, 2.425% due
                                                                       8/29/2008 (a)                                    11,739,857
                                                           8,400,000   Federal Home Loan Bank, 2.137% due
                                                                       9/12/2008                                         8,323,468
                                                           2,000,000   Federal Home Loan Bank, 2.514% due
                                                                       9/18/2008 (a)                                     1,981,112
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total U.S. Government Agency Obligations         76,048,972
----------------------------------------------------------------------------------------------------------------------------------
                                                              Shares
                                                                Held
----------------------------------------------------------------------------------------------------------------------------------
                        Mutual Funds - 1.3%                1,591,059   AIM Short-Term Investment Trust - Liquid
                                                                       Assets Portfolio - Institutional Class,
                                                                       2.772% (b)                                        1,591,059
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities in
                                                                       the United States                                77,640,031
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $132,404,950*) - 106.9%                 131,635,301
                                                                       Liabilities in Excess of
                                                                       Other Assets - (6.9%)                            (8,453,784)
                                                                                                                     -------------
                                                                       Net Assets - 100.0%                           $ 123,181,517
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 132,404,950
                                                                  =============
      Gross unrealized appreciation                               $   1,115,113
      Gross unrealized depreciation                                  (1,884,762)
                                                                  -------------
      Net unrealized depreciation                                 $    (769,649)
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates shown are rates in effect at March 31, 2008.
(a) All or a portion of security held as collateral in connection with open forward foreign exchange contracts.
(b)   Represents the current yield as of March 31, 2008.

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2008 (Unaudited)

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
Foreign                                        Foreign                         Settlement          Appreciation
Currency         Purchased                  Currency Sold                        Date            (Depreciation)
---------------------------------------------------------------------------------------------------------------
  ZAR            45,265,000                 USD         5,564,229              4/03/2008          $    13,424
  IDR            16,039,500,000             USD         1,700,000              4/04/2008               41,882
  IDR            15,529,500,000             USD         1,700,000              4/04/2008              (13,503)
  USD            3,319,558                  IDR         31,569,000,000         4/04/2008             (108,820)
  USD            14,452,617                 HUF         2,429,485,000          4/14/2008             (233,368)
  EUR            4,750,000                  USD         7,401,688              4/15/2008               93,727
  TWD            400,000,000                USD         13,149,244             4/15/2008               70,410
  TWD            60,950,000                 USD         2,003,616              4/15/2008               10,729
  USD            6,990,480                  EUR         4,750,000              4/15/2008             (504,935)
  USD            14,306,331                 TWD         460,950,000            4/15/2008             (927,667)
  COP            27,779,500,000             USD         14,348,915             4/18/2008              766,694
  AUD            15,000,000                 USD         13,523,700             4/22/2008              501,439
  CAD            13,652,100                 AUD         15,000,000             4/22/2008             (376,394)
  USD            13,553,411                 KRW         12,675,150,000         4/22/2008              747,052
  USD            10,139,464                 MXN         110,000,000            4/24/2008             (162,955)
  USD            3,695,894                  MXN         40,013,357             4/24/2008              (51,691)
  JPY            1,328,750,000              USD         13,301,107             5/01/2008               55,509
  USD            12,500,000                 JPY         1,328,750,000          5/01/2008             (856,616)
  NZD            16,000,000                 USD         12,457,920             5/05/2008               43,753
  USD            12,505,600                 NZD         16,000,000             5/05/2008                3,927
  SGD            9,500,000                  USD         6,866,643              5/14/2008               49,205
  SGD            10,000,000                 USD         7,272,225              5/14/2008                7,615
  USD            13,798,179                 SGD         19,500,000             5/14/2008             (397,508)
  USD            6,500,000                  TRY         8,354,450              5/14/2008              341,205
  USD            6,500,000                  TRY         8,273,850              5/14/2008              400,623
  USD            13,000,000                 INR         526,110,000            6/09/2008              (40,547)
  ARS            19,074,000                 USD         6,000,000              6/17/2008              (34,976)
  USD            1,006,052                  ZAR         8,151,133              6/18/2008               20,322
  USD            5,462,829                  ZAR         45,265,000             6/18/2008              (11,139)
  EUR            795,883                    USD         1,229,854              9/24/2008               15,115
  EUR            4,204,117                  ISK         479,900,000            9/24/2008              419,828
  ISK            479,900,000                EUR         5,000,000              9/24/2008           (1,664,797)
  ISK            403,020,000                USD         6,000,000             10/02/2008             (841,505)
  USD            5,465,419                  ISK         403,020,000           10/02/2008              306,924
---------------------------------------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net                         $(2,317,038)
                                                                                                  ===========

o     Currency Abbreviations:

      ARS     Argentine Peso              JPY    Japanese Yen
      AUD     Australian Dollar           KRW    South Korean Won
      CAD     Canadian Dollar             MXN    Mexican New Peso
      COP     Colombian Peso              NZD    New Zealand Dollar
      EUR     Euro                        SGD    Singapore Dollar
      HUF     Hungary Forint              TRY    Turkish Lira
      IDR     Indonesian Rupiah           TWD    New Taiwan Dollar
      INR     Indian Rupee                USD    U.S. Dollar
      ISK     Icelandic Crona             ZAR    South African Rand

Global Income & Currency Fund Inc.

o Effective January 1, 2008, the Global Income & Currency Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

-------------------------------------------------------------
    Valuation       Investments in            Other Financial
    Inputs            Securities                Instruments*
-------------------------------------------------------------
    Level 1         $131,635,301                         0
    Level 2                    0               $ 2,317,038
    Level 3                    0                         0
-------------------------------------------------------------
    Total          $ 131,635,301               $ 2,317,038
=============================================================
* Other financial instruments are derivative instruments such as forward foreign exchange contracts.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive
    officer) of Global Income & Currency Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive
    officer) of Global Income & Currency Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    -----------------------------
    James E. Hillman
    Chief Financial Officer (principal financial
    officer) of Global Income & Currency Fund Inc.

Date: May 21, 2008